Segment information (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	₪ 454,094	₪ 395,637	₪ 338,245
Customer One [Member]
Disclosure of operating segments [line items]
Revenue	₪ 64,582	₪ 55,373